Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2025	2024	2023
Balance at January 1	$39,057	$34,389	$30,359
Less reinsurance recoverables on unpaid losses	4,487	4,789	5,559
Net balance at January 1	34,570	29,600	24,800
Incurred related to:
Current year	55,353	49,476	44,561
Prior years	(1,394)	(416)	1,094
Total incurred	53,959	49,060	45,655
Paid related to:
Current year	31,941	28,909	26,875
Prior years	17,085	15,181	13,980
Total paid	49,026	44,090	40,855
Net balance at December 31	39,503	34,570	29,600
Plus reinsurance recoverables on unpaid losses	3,807	4,487	4,789
Balance at December 31	$43,310	$39,057	$34,389

Short-duration Insurance Contracts, Claims Development
Only 2025 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Personal Lines property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Vehicles - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$6,716	$6,862	$6,936	$6,943	$6,831	$0	885,914
2022		7,077	7,302	7,226	7,222	135	842,281
2023			8,616	8,365	8,260	183	902,996
2024				9,700	9,345	541	936,963
2025					11,277	2,097	1,023,941
				Total	$42,935
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$2,855	$5,239	$6,183	$6,569	$6,727
2022		3,019	5,564	6,486	6,870
2023			3,527	6,311	7,408
2024				3,753	6,935
2025					4,427
				Total	$32,367
	All outstanding liabilities before 2021, net of reinsurance[1]				94
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$10,662
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$4,708	$4,624	$4,629	$4,619	$4,619	$0	2,106,210
2022		5,429	5,545	5,584	5,546	(8)	2,033,905
2023			5,775	5,880	5,909	21	2,118,287
2024				6,214	6,272	(18)	2,134,899
2025					6,508	(203)	2,246,453
				Total	$28,854
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$4,438	$4,621	$4,612	$4,617	$4,618
2022		5,176	5,542	5,549	5,552
2023			5,584	5,883	5,884
2024				5,932	6,281
2025					6,137
				Total	$28,472
	All outstanding liabilities before 2021, net of reinsurance[1]				2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$384
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$6,965	$7,180	$7,244	$7,235	$7,132	$0	981,428
2022		7,563	7,870	7,799	7,788	127	974,054
2023			9,628	9,424	9,337	184	1,100,504
2024				11,584	11,260	586	1,238,183
2025					14,669	2,481	1,462,005
				Total	$50,186
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$2,915	$5,461	$6,488	$6,899	$7,047
2022		3,132	5,983	7,023	7,432
2023			3,926	7,160	8,420
2024				4,496	8,491
2025					5,862
				Total	$37,252
	All outstanding liabilities before 2021, net of reinsurance[1]				82
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$13,016
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$5,752	$5,568	$5,573	$5,570	$5,566	$0	2,603,218
2022		6,613	6,724	6,763	6,723	(14)	2,609,541
2023			7,578	7,678	7,710	15	2,861,342
2024				8,241	8,214	(29)	2,980,272
2025					9,109	(398)	3,300,039
				Total	$37,322
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$5,422	$5,579	$5,560	$5,565	$5,565
2022		6,326	6,732	6,732	6,734
2023			7,362	7,692	7,690
2024				7,851	8,231
2025					8,624
				Total	$36,844
	All outstanding liabilities before 2021, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$479
[1] Required supplementary information (unaudited)

Personal Lines - Property
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$1,540	$1,516	$1,503	$1,498	$1,497	$3	89,935
2022		1,665	1,622	1,612	1,608	13	90,242
2023			1,583	1,605	1,581	35	82,190
2024				1,696	1,649	104	80,681
2025					1,235	175	55,059
				Total	$7,570
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$1,035	$1,375	$1,444	$1,476	$1,487
2022		1,042	1,470	1,545	1,577
2023			1,078	1,441	1,513
2024				1,050	1,456
2025					806
				Total	$6,839
	All outstanding liabilities before 2021, net of reinsurance[1]				6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$737
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$3,447	$3,527	$3,574	$3,581	$3,566	$19	156,360
2022		4,526	4,835	4,862	4,875	117	182,524
2023			5,456	5,502	5,487	220	191,475
2024				5,552	5,551	467	191,353
2025					5,631	1,200	174,961
				Total	$25,110
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$574	$1,546	$2,414	$2,990	$3,316
2022		749	2,086	3,232	3,976
2023			848	2,307	3,474
2024				853	2,150
2025					784
				Total	$13,700
	All outstanding liabilities before 2021, net of reinsurance[1]				136
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$11,546
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$921	$910	$910	$910	$910	$0	121,976
2022		1,315	1,330	1,329	1,326	0	147,395
2023			1,352	1,336	1,332	(1)	162,852
2024				1,200	1,167	(4)	148,143
2025					1,008	(13)	137,312
				Total	$5,743
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$764	$903	$902	$906	$909
2022		1,114	1,315	1,321	1,325
2023			1,184	1,328	1,328
2024				1,066	1,162
2025					903
				Total	$5,627
	All outstanding liabilities before 2021, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$117
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2025
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024[1]	2025
2016	$52	$43	$41	$42	$40	$40	$40	$40	$40	$42	$2	7,652
2017		63	55	51	49	46	48	55	54	51	6	17,691
2018			82	81	77	77	77	82	83	81	7	15,507
2019				81	83	85	88	88	88	87	6	10,738
2020					75	81	82	83	83	80	7	9,576
2021						84	87	89	85	82	10	9,425
2022							84	81	82	80	11	7,770
2023								85	85	86	19	7,604
2024									61	57	19	5,532
2025										41	19	3,705
									Total	$687
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024[1]	2025
2016	$9	$21	$27	$31	$33	$34	$35	$36	$36	$37
2017		10	24	31	35	37	40	42	42	43
2018			18	40	50	57	62	65	67	69
2019				20	42	56	65	71	75	77
2020					16	39	52	60	64	67
2021						17	40	52	61	65
2022							18	40	51	58
2023								18	42	55
2024									13	27
2025										8
									Total	$506
			All outstanding liabilities before 2016, net of reinsurance[1]							23
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$204
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2025	2024
Net outstanding liabilities
Personal Lines
Vehicles
Agency, Liability	$10,662	$9,294
Agency, Physical Damage	384	324
Direct, Liability	13,016	10,617
Direct, Physical Damage	479	415
Property	737	911
Commercial Lines
Liability	11,546	10,412
Physical Damage	117	156
Other	204	246
Other business	173	177
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	37,318	32,552
Reinsurance recoverables on unpaid claims
Personal Lines
Vehicles
Agency, Liability	949	912
Agency, Physical Damage	0	0
Direct, Liability	1,717	1,559
Direct, Physical Damage	0	0
Property	44	567
Commercial Lines
Liability	680	845
Physical Damage	1	1
Other	204	218
Other business	207	354
Total reinsurance recoverables on unpaid claims	3,802	4,456
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,185	2,018
Reinsurance recoverables on unpaid claims	5	31
Total gross liability for unpaid claims and claim adjustment expense	$43,310	$39,057

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2025:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Vehicles
Agency, Liability	40.9%	34.4%	13.3%	5.5%	2.3%
Agency, Physical Damage	94.5	5.4	0	0.1	0
Direct, Liability	40.5	35.5	13.7	5.5	2.1
Direct, Physical Damage	95.3	4.5	(0.1)	0.1	0
Property	66.2	24.3	4.6	2.1	0.7
Commercial Lines
Liability	15.2	26.0	22.8	15.6	9.1
Physical Damage	87.6	12.2	0.1	0.4	0.3
Other	21.4	27.2	14.6	9.5	5.4